Quarterly Holdings Report
for
Fidelity® Growth Company K6 Fund
August 31, 2023
GCF-K6-NPRT3-1023
1.9893921.104
Common Stocks - 98.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.9%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	8,534	298,519
Entertainment - 1.0%
Netflix, Inc. (a)	319,359	138,499,611
Roblox Corp. (a)	19,654	556,012
Roku, Inc. Class A (a)	172,680	14,021,616
The Walt Disney Co. (a)	67,792	5,672,835
		158,750,074
Interactive Media & Services - 6.5%
Alphabet, Inc.:
Class A (a)	4,505,269	613,482,480
Class C (a)	1,725,574	237,007,589
Epic Games, Inc. (a)(b)(c)	5,000	3,113,800
Meta Platforms, Inc. Class A (a)	822,155	243,267,443
Snap, Inc. Class A (a)	2,051,792	21,236,047
		1,118,107,359
Media - 0.0%
Comcast Corp. Class A	27,353	1,279,026
The Trade Desk, Inc. (a)	28,239	2,259,967
		3,538,993
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	506,571	69,020,299
TOTAL COMMUNICATION SERVICES		1,349,715,244
CONSUMER DISCRETIONARY - 19.9%
Automobile Components - 0.0%
Mobileye Global, Inc. (d)	122,632	4,354,662
Automobiles - 2.6%
Rad Power Bikes, Inc. (a)(b)(c)	171,416	114,849
Rivian Automotive, Inc. (a)(d)	2,977,215	67,672,097
Tesla, Inc. (a)	1,446,894	373,414,404
		441,201,350
Broadline Retail - 5.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	183,962	17,090,070
Amazon.com, Inc. (a)	6,405,064	883,962,883
Etsy, Inc. (a)	37,626	2,768,145
Ollie's Bargain Outlet Holdings, Inc. (a)	905,870	69,824,460
Ozon Holdings PLC ADR (a)(c)(d)	6,684	69,514
PDD Holdings, Inc. ADR (a)	54,419	5,385,848
Vipshop Holdings Ltd. ADR (a)	445,615	7,036,261
		986,137,181
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	10,466	1,540,177
Hotels, Restaurants & Leisure - 1.7%
Airbnb, Inc. Class A (a)	96,642	12,713,255
Booking Holdings, Inc. (a)	36,590	113,613,048
Chipotle Mexican Grill, Inc. (a)	17,661	34,026,389
Dutch Bros, Inc. (a)(d)	122,072	3,614,552
Expedia, Inc. (a)	89,370	9,686,814
Marriott International, Inc. Class A	144,683	29,444,437
McDonald's Corp.	1,055	296,613
Penn Entertainment, Inc. (a)	813,165	19,263,879
Shake Shack, Inc. Class A (a)	23,792	1,665,440
Sonder Holdings, Inc.:
Stage 1 rights (a)(c)	5,104	153
Stage 2 rights (a)(c)	5,104	102
Stage 3 rights (a)(c)	5,104	51
Stage 4 rights (a)(c)	5,104	51
Stage 5:
rights (a)(c)	5,103	51
rights (a)(c)	5,102	51
Starbucks Corp.	243,090	23,686,690
Sweetgreen, Inc. Class A (a)	519,806	7,464,414
Trip.com Group Ltd. ADR (a)	317,389	12,476,562
Yum China Holdings, Inc.	246,436	13,231,149
Zomato Ltd. (a)	1,275,000	1,504,541
		282,688,242
Household Durables - 0.5%
Lennar Corp. Class A	592,048	70,506,996
PulteGroup, Inc.	187	15,345
Purple Innovation, Inc. (d)	1,598,512	3,468,771
Toll Brothers, Inc.	62,657	5,133,488
		79,124,600
Specialty Retail - 3.4%
Abercrombie & Fitch Co. Class A (a)	14,430	775,613
Fanatics, Inc. Class A (a)(b)(c)	204,775	15,855,728
Farfetch Ltd. Class A (a)(d)	650,383	1,853,592
Five Below, Inc. (a)	89,082	15,318,541
Floor & Decor Holdings, Inc. Class A (a)(d)	109,055	10,872,784
Lowe's Companies, Inc.	510,429	117,643,676
Revolve Group, Inc. (a)(d)	704,899	10,326,770
RH (a)	84,920	31,011,935
Ross Stores, Inc.	139,748	17,022,704
RumbleON, Inc. Class B (a)(d)	230,458	1,521,023
The Home Depot, Inc.	391,897	129,443,579
TJX Companies, Inc.	1,546,771	143,045,382
Tractor Supply Co. (d)	7,200	1,573,200
Wayfair LLC Class A (a)(d)	1,323,043	91,435,502
		587,700,029
Textiles, Apparel & Luxury Goods - 6.0%
Canada Goose Holdings, Inc. (a)(d)	537,126	8,459,178
Crocs, Inc. (a)	91,064	8,864,170
Deckers Outdoor Corp. (a)	230,963	122,200,214
Figs, Inc. Class A (a)	145,745	900,704
Li Ning Co. Ltd.	588,542	2,780,478
lululemon athletica, Inc. (a)	1,742,532	664,357,750
NIKE, Inc. Class B	470,727	47,877,643
On Holding AG (a)(d)	1,752,467	50,523,624
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,457,484	123,636,020
		1,029,599,781
TOTAL CONSUMER DISCRETIONARY		3,412,346,022
CONSUMER STAPLES - 3.5%
Beverages - 1.6%
Celsius Holdings, Inc. (a)	239,149	46,882,770
Constellation Brands, Inc. Class A (sub. vtg.)	13,405	3,492,807
Keurig Dr. Pepper, Inc.	752,475	25,320,784
Monster Beverage Corp.	1,152,413	66,160,030
PepsiCo, Inc.	262,271	46,663,256
The Coca-Cola Co.	1,475,604	88,285,387
		276,805,034
Consumer Staples Distribution & Retail - 0.9%
Costco Wholesale Corp.	136,064	74,737,234
Dollar General Corp.	43,521	6,027,659
Dollar Tree, Inc. (a)	78,719	9,632,057
Kroger Co.	260,024	12,062,513
Sysco Corp.	74,995	5,223,402
Target Corp.	122,486	15,500,603
Walmart, Inc.	141,387	22,990,940
		146,174,408
Food Products - 0.3%
Bunge Ltd.	192,308	21,984,651
Kellogg Co.	45,186	2,757,250
Mondelez International, Inc.	123,158	8,776,239
The Hershey Co.	86,007	18,479,464
The Real Good Food Co. LLC:
Class B (a)(c)	149,688	2
Class B unit (a)(e)	149,688	589,771
The Real Good Food Co., Inc. (a)	89,082	350,983
		52,938,360
Household Products - 0.2%
Church & Dwight Co., Inc.	73,801	7,141,723
Colgate-Palmolive Co.	32,871	2,415,032
Procter & Gamble Co.	177,967	27,467,427
The Clorox Co.	23,015	3,600,697
		40,624,879
Personal Care Products - 0.1%
elf Beauty, Inc. (a)	52,238	7,245,933
Kenvue, Inc.	154,285	3,556,269
Oddity Tech Ltd.	27,909	1,160,735
Oddity Tech Ltd.	57,026	2,134,540
Olaplex Holdings, Inc. (a)	1,196,011	3,241,190
The Beauty Health Co. (a)(d)	527,962	3,252,246
The Beauty Health Co. (a)(b)	428,643	2,640,441
		23,231,354
Tobacco - 0.4%
Philip Morris International, Inc.	677,895	65,118,594
TOTAL CONSUMER STAPLES		604,892,629
ENERGY - 1.6%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	155,045	5,611,079
Halliburton Co.	955,330	36,894,845
		42,505,924
Oil, Gas & Consumable Fuels - 1.3%
Cameco Corp. (d)	720,032	26,641,184
EQT Corp.	161,920	6,998,182
Hess Corp.	822,170	127,025,265
Pioneer Natural Resources Co.	18	4,283
Range Resources Corp.	1,379,858	44,679,802
Reliance Industries Ltd.	550,946	16,033,532
Valero Energy Corp.	70,526	9,161,327
		230,543,575
TOTAL ENERGY		273,049,499
FINANCIALS - 3.4%
Banks - 0.5%
Bank of America Corp.	853,666	24,474,604
HDFC Bank Ltd. sponsored ADR	489,968	30,529,906
JPMorgan Chase & Co.	137,957	20,187,248
Wells Fargo & Co.	127,221	5,252,955
		80,444,713
Capital Markets - 0.2%
BlackRock, Inc. Class A	50,967	35,704,422
Financial Services - 2.7%
Block, Inc. Class A (a)	82,451	4,753,300
Jio Financial Services Ltd.	732,046	2,066,661
MasterCard, Inc. Class A	446,975	184,439,764
PayPal Holdings, Inc. (a)	212,283	13,269,810
Saluda Medical, Inc. warrants 1/20/27 (a)(b)(c)	23,230	61,560
Toast, Inc. (a)(d)	2,101,087	46,581,099
Visa, Inc. Class A	898,476	220,737,584
		471,909,778
TOTAL FINANCIALS		588,058,913
HEALTH CARE - 14.4%
Biotechnology - 7.8%
4D Pharma PLC (a)(c)(d)	1,182,607	249,588
AbbVie, Inc.	160,633	23,606,626
Absci Corp. (a)	1,600,628	2,865,124
ACADIA Pharmaceuticals, Inc. (a)	773,897	20,910,697
Acelyrin, Inc.	213,730	5,413,781
Akouos, Inc. (CVR) (c)	338,256	273,987
Alector, Inc. (a)	811,261	4,421,372
Allogene Therapeutics, Inc. (a)	1,404,796	5,464,656
Allovir, Inc. (a)	1,102,333	3,450,302
Alnylam Pharmaceuticals, Inc. (a)	762,605	150,858,521
Ambrx Biopharma, Inc. ADR (a)	177	2,499
Amgen, Inc.	148,928	38,176,204
Apellis Pharmaceuticals, Inc. (a)	109,444	4,619,631
Apogee Therapeutics, Inc.	122,700	2,814,738
Apogee Therapeutics, Inc.	204,567	4,223,490
Arcutis Biotherapeutics, Inc. (a)	139,612	1,192,286
Argenx SE ADR (a)	240,706	120,952,358
Arrowhead Pharmaceuticals, Inc. (a)	86,853	2,400,617
Ars Pharmaceuticals, Inc. (a)	469,983	3,332,179
Ascendis Pharma A/S sponsored ADR (a)	19,095	1,871,692
aTyr Pharma, Inc. (a)	861,492	1,464,536
Avidity Biosciences, Inc. (a)	883,447	6,678,859
Beam Therapeutics, Inc. (a)(d)	352,909	8,180,431
BeiGene Ltd. ADR (a)	185,580	38,517,129
Biomea Fusion, Inc. (a)(d)	677,652	11,431,989
BioNTech SE ADR (a)	40,436	4,889,925
BioXcel Therapeutics, Inc. (a)(d)	433,264	1,637,738
Caris Life Sciences, Inc. (b)(c)	362,791	1,748,653
Century Therapeutics, Inc. (a)	748,328	1,855,853
Cerevel Therapeutics Holdings (a)	2,177,361	51,603,456
Cibus, Inc. (a)(d)	244,649	3,589,001
Codiak Biosciences, Inc. warrants 9/15/27 (a)(c)	95,000	1
CRISPR Therapeutics AG (a)(d)	258,111	12,908,131
Cyclerion Therapeutics, Inc. (a)	11,198	39,753
Day One Biopharmaceuticals, Inc. (a)	346,358	4,672,369
Denali Therapeutics, Inc. (a)	115,032	2,656,089
Disc Medicine, Inc. rights (a)(c)	50,893	1
EQRx, Inc. (a)	3,104,029	7,108,226
EQRx, Inc.:
rights (a)(c)	65,872	17,127
rights (a)(c)	28,231	4,235
Evelo Biosciences, Inc. (b)	207,882	1,374,100
Foghorn Therapeutics, Inc. (a)	340,259	2,575,761
Frequency Therapeutics, Inc. (c)(f)	436,182	1,086,093
Generation Bio Co. (a)	700,692	3,349,308
Geron Corp. (a)	706,717	1,717,322
Icosavax, Inc. (a)	8,281	64,095
Idorsia Ltd. (a)(d)	229,146	1,257,080
Immunocore Holdings PLC ADR (a)	51,618	2,904,545
ImmunoGen, Inc. (a)	577,654	9,150,039
Immunovant, Inc. (a)	819,734	18,616,159
Inhibrx, Inc. (a)(d)	178,299	3,815,599
Invivyd, Inc. (a)(d)	816,458	1,518,612
Ionis Pharmaceuticals, Inc. (a)	2,601,275	104,753,344
Janux Therapeutics, Inc. (a)	268,611	2,954,721
Karuna Therapeutics, Inc. (a)	472,753	88,764,103
Kineta, Inc.	8,962	17,834
Legend Biotech Corp. ADR (a)	768,754	53,320,777
Lexicon Pharmaceuticals, Inc. (a)(d)	871,272	1,498,588
Lyell Immunopharma, Inc. (a)(d)	382,166	913,377
Madrigal Pharmaceuticals, Inc. (a)	10,388	1,869,840
Magenta Therapeutics, Inc. (c)(f)	346,245	1,454,229
Moderna, Inc. (a)	320,984	36,293,661
Monte Rosa Therapeutics, Inc. (a)	367,107	2,154,918
Moonlake Immunotherapeutics (a)	96,035	5,528,735
Morphic Holding, Inc. (a)	456,406	25,138,842
Morphimmune, Inc. (f)	421,769	2,312,349
Nuvalent, Inc. Class A (a)	532,468	24,264,567
Omega Therapeutics, Inc. (a)	751,273	2,757,172
ORIC Pharmaceuticals, Inc. (a)	323,043	2,894,465
Poseida Therapeutics, Inc. (a)	897,426	1,875,620
Protagonist Therapeutics, Inc. (a)	3,460	68,577
Prothena Corp. PLC (a)	811,941	42,886,724
PTC Therapeutics, Inc. (a)	429,871	16,979,905
RAPT Therapeutics, Inc. (a)	367,773	7,024,464
Recursion Pharmaceuticals, Inc. (a)(d)	746,602	6,495,437
Regeneron Pharmaceuticals, Inc. (a)	102,529	84,739,193
Relay Therapeutics, Inc. (a)(d)	358,543	3,664,309
Roivant Sciences Ltd. (a)	4,005,396	46,342,432
Sage Therapeutics, Inc. (a)	1,030,731	20,614,620
Sagimet Biosciences, Inc.	240,868	2,909,685
Sana Biotechnology, Inc. (a)(d)	1,017,403	5,443,106
Scholar Rock Holding Corp. (a)	584,621	3,653,881
Scholar Rock Holding Corp. warrants 12/31/25 (a)(b)	39,325	68,338
Seres Therapeutics, Inc. (a)(d)	2,266,571	7,819,670
Shattuck Labs, Inc. (a)	388,865	839,948
Sigilon Therapeutics, Inc. rights (a)(c)	8,716	41,662
SpringWorks Therapeutics, Inc. (b)	113,900	2,888,732
SpringWorks Therapeutics, Inc. (a)(d)	983,296	27,709,281
Synlogic, Inc. (a)	757,547	371,198
Tango Therapeutics, Inc. (b)	166,072	970,027
Tango Therapeutics, Inc. (a)	478,763	3,107,172
Taysha Gene Therapies, Inc.	1,531,518	4,655,815
Taysha Gene Therapies, Inc. (a)(d)	182,859	585,149
TG Therapeutics, Inc. (a)	308,102	3,225,828
Turnstone Biologics Corp.	101,949	1,100,030
Tyra Biosciences, Inc. (a)	55,012	837,833
uniQure B.V. (a)(d)	127,859	1,113,652
UNITY Biotechnology, Inc. warrants 8/22/27 (a)	774,800	25,649
Vaxcyte, Inc. (a)	392,826	20,395,526
Vera Therapeutics, Inc. (a)	269,061	4,759,689
Vertex Pharmaceuticals, Inc. (a)	87,258	30,395,452
Verve Therapeutics, Inc. (a)	161,237	2,075,120
Viking Therapeutics, Inc. (a)	1,208,108	16,683,971
Vor Biopharma, Inc. (a)	603,639	1,509,098
Zai Lab Ltd. ADR (a)(d)	144,859	3,689,559
Zentalis Pharmaceuticals, Inc. (a)	357,392	9,492,332
		1,347,482,769
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	30,278	3,115,606
Axonics Modulation Technologies, Inc. (a)	126,073	7,223,983
Blink Health LLC Series A1 (a)(b)(c)	65,933	3,151,597
Boston Scientific Corp. (a)	37,202	2,006,676
DexCom, Inc. (a)	302,674	30,564,021
Inspire Medical Systems, Inc. (a)	21,021	4,769,244
Insulet Corp. (a)	392,339	75,215,310
Intuitive Surgical, Inc. (a)	241,649	75,558,809
Novocure Ltd. (a)(d)	1,773,127	39,115,182
Outset Medical, Inc. (a)	553,304	7,530,467
Penumbra, Inc. (a)	8,340	2,205,930
Presbia PLC (a)(c)	96,997	1
PROCEPT BioRobotics Corp. (a)	544,661	18,578,387
Shockwave Medical, Inc. (a)	185,772	40,942,291
		309,977,504
Health Care Providers & Services - 1.1%
Alignment Healthcare, Inc. (a)	476,748	2,784,208
Guardant Health, Inc. (a)	170,446	6,661,030
Humana, Inc.	55,897	25,803,732
McKesson Corp.	37,303	15,380,773
The Oncology Institute, Inc. (a)(b)	446,788	518,274
UnitedHealth Group, Inc.	281,109	133,970,927
		185,118,944
Health Care Technology - 0.0%
DNA Script (a)(b)(c)	115	72,610
DNA Script (a)(b)(c)	439	277,183
		349,793
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. (a)	608,665	31,559,280
Danaher Corp.	39,955	10,588,075
Gerresheimer AG	23,004	2,990,832
Olink Holding AB ADR (a)	540,075	8,927,440
Seer, Inc. (a)	289,837	762,271
Thermo Fisher Scientific, Inc.	49,856	27,774,778
WuXi AppTec Co. Ltd. (H Shares) (e)	397,784	4,357,067
Wuxi Biologics (Cayman), Inc. (a)(e)	2,470,759	13,929,163
		100,888,906
Pharmaceuticals - 3.1%
Adimab LLC (a)(b)(c)(g)	196,899	7,210,441
Arvinas Holding Co. LLC (a)	68,392	1,929,338
Atea Pharmaceuticals, Inc. (a)	1,103,256	3,706,940
Bristol-Myers Squibb Co.	152,220	9,384,363
Dragonfly Therapeutics, Inc. (a)(b)(c)	31,376	598,027
Eli Lilly & Co.	531,729	294,684,212
Fulcrum Therapeutics, Inc. (a)(d)	523,080	2,892,632
GH Research PLC (a)	413,796	4,398,651
Harmony Biosciences Holdings, Inc. (a)(d)	726,332	26,329,535
Intra-Cellular Therapies, Inc. (a)	1,160,035	64,405,143
Merck & Co., Inc.	61,712	6,725,374
Novo Nordisk A/S Series B sponsored ADR	279,023	51,792,249
Nuvation Bio, Inc. (a)	1,874,772	3,074,626
OptiNose, Inc. (a)	1,951,605	2,322,410
OptiNose, Inc. warrants (a)	251,318	67,367
Pfizer, Inc.	31,660	1,120,131
Pharvaris BV (a)	41,124	843,042
Pliant Therapeutics, Inc. (a)	561,770	9,482,678
Sienna Biopharmaceuticals, Inc. (a)	437,495	44
Skyhawk Therapeutics, Inc. (a)(b)(c)	127,580	1,465,894
Theravance Biopharma, Inc. (a)	12,966	123,436
UCB SA	315,410	28,318,828
Ventyx Biosciences, Inc. (a)	142,239	4,765,007
		525,640,368
TOTAL HEALTH CARE		2,469,458,284
INDUSTRIALS - 4.8%
Aerospace & Defense - 0.6%
AeroVironment, Inc. (a)	63,079	6,120,555
Lockheed Martin Corp.	76,427	34,266,045
Space Exploration Technologies Corp. Class A (a)(b)(c)	324,714	26,301,834
The Boeing Co. (a)	151,000	33,828,530
		100,516,964
Air Freight & Logistics - 0.0%
Delhivery Private Ltd. (a)	486,000	2,570,741
United Parcel Service, Inc. Class B	26,829	4,544,833
		7,115,574
Construction & Engineering - 0.2%
Fluor Corp. (a)	548,303	19,185,122
MasTec, Inc. (a)	50,631	5,037,278
Quanta Services, Inc.	54,612	11,461,420
		35,683,820
Electrical Equipment - 0.6%
Eaton Corp. PLC	161,447	37,192,545
Emerson Electric Co.	248,432	24,408,444
Fluence Energy, Inc. (a)	10,763	283,605
Generac Holdings, Inc. (a)	144,408	17,157,114
Nextracker, Inc. Class A	59,710	2,514,985
NuScale Power Corp. (a)(d)	383,699	2,290,683
Schneider Electric SA	99,000	16,969,427
		100,816,803
Ground Transportation - 1.8%
Avis Budget Group, Inc. (a)	638,739	136,300,515
Bird Global, Inc.:
Stage 1 rights (a)(c)	1,095	11
Stage 2 rights (a)(c)	1,095	0
Stage 3 rights (a)(c)	1,095	0
Hertz Global Holdings, Inc. (a)(d)	89,035	1,509,143
Lyft, Inc. (a)	1,097,389	12,927,242
Uber Technologies, Inc. (a)	2,566,290	121,205,877
Union Pacific Corp.	177,409	39,131,103
		311,073,891
Industrial Conglomerates - 0.1%
General Electric Co.	51,726	5,920,558
Honeywell International, Inc.	52,708	9,905,942
		15,826,500
Machinery - 0.7%
Caterpillar, Inc.	150,453	42,296,852
Deere & Co.	125,183	51,442,702
Fortive Corp.	36,767	2,899,078
Illinois Tool Works, Inc.	68,071	16,837,362
Ingersoll Rand, Inc.	95,825	6,670,378
		120,146,372
Passenger Airlines - 0.7%
Delta Air Lines, Inc.	741,581	31,798,993
Ryanair Holdings PLC sponsored ADR (a)	8,620	855,535
Southwest Airlines Co.	579,313	18,306,291
Spirit Airlines, Inc.	725,179	11,965,454
United Airlines Holdings, Inc. (a)	602,335	30,002,306
Wizz Air Holdings PLC (a)(e)	833,985	23,802,769
		116,731,348
Professional Services - 0.1%
LegalZoom.com, Inc. (a)	293,867	3,353,022
Paycom Software, Inc.	21,080	6,215,227
Paylocity Holding Corp. (a)	30,912	6,197,856
		15,766,105
TOTAL INDUSTRIALS		823,677,377
INFORMATION TECHNOLOGY - 42.2%
Communications Equipment - 0.7%
Arista Networks, Inc. (a)	171,117	33,407,172
Ciena Corp. (a)	1,106,874	55,321,563
Infinera Corp. (a)(d)	4,485,902	20,994,021
		109,722,756
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (a)	94,046	3,538,951
TE Connectivity Ltd.	4,240	561,334
		4,100,285
IT Services - 1.5%
Accenture PLC Class A	144,512	46,788,650
Cloudflare, Inc. (a)(d)	1,467,532	95,433,606
IBM Corp.	154,309	22,657,190
MongoDB, Inc. Class A (a)	22,744	8,672,287
Okta, Inc. (a)	153,395	12,810,016
Shopify, Inc. Class A (a)	883,770	58,793,728
Snowflake, Inc. (a)	96,694	15,166,454
Twilio, Inc. Class A (a)	15,066	959,855
X Holdings Corp. Class A (c)	26,890	1,037,147
		262,318,933
Semiconductors & Semiconductor Equipment - 17.8%
Advanced Micro Devices, Inc. (a)	1,018,424	107,667,785
Allegro MicroSystems LLC (a)	33,394	1,277,321
Applied Materials, Inc.	554,264	84,669,369
ASML Holding NV (depository receipt)	34,329	22,675,334
Broadcom, Inc.	51,753	47,762,326
Cirrus Logic, Inc. (a)	642,419	52,704,055
Enphase Energy, Inc. (a)	104,858	13,267,683
First Solar, Inc. (a)	273,487	51,721,861
GlobalFoundries, Inc. (a)	138,789	7,668,092
Impinj, Inc. (a)	197,600	13,154,232
Intel Corp.	10,373	364,507
KLA Corp.	74,787	37,533,352
Lam Research Corp.	24,650	17,314,160
Lattice Semiconductor Corp. (a)	88,962	8,652,444
Marvell Technology, Inc.	1,198,754	69,827,421
Micron Technology, Inc.	227,251	15,893,935
Monolithic Power Systems, Inc.	45,769	23,855,260
NVIDIA Corp.	4,575,558	2,258,266,653
ON Semiconductor Corp. (a)	253,451	24,954,785
Qualcomm, Inc.	194,315	22,254,897
Silicon Laboratories, Inc. (a)	617,619	83,292,098
SiTime Corp. (a)	225,910	29,975,998
SolarEdge Technologies, Inc. (a)	11,297	1,836,553
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	173,313	16,216,897
Teradyne, Inc.	97,932	10,563,925
Texas Instruments, Inc.	180,949	30,410,289
Wolfspeed, Inc. (a)(d)	152,680	7,301,158
		3,061,082,390
Software - 12.9%
Adobe, Inc. (a)	247,561	138,470,770
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	351,555	861,310
Atlassian Corp. PLC (a)	13,238	2,701,346
Autodesk, Inc. (a)	138,699	30,782,856
Bill Holdings, Inc. (a)	45,212	5,212,944
Clear Secure, Inc.	762	16,566
Confluent, Inc. (a)	270,276	8,943,433
Crowdstrike Holdings, Inc. (a)	141,356	23,045,269
Datadog, Inc. Class A (a)	145,285	14,017,097
Elastic NV (a)	61,879	3,829,073
Freshworks, Inc. (a)	249,254	5,451,185
HubSpot, Inc. (a)	71,356	38,997,481
Intuit, Inc.	103,003	55,808,055
Microsoft Corp.	2,635,264	863,734,129
Nutanix, Inc. Class A (a)	4,470,924	139,045,736
Oracle Corp.	2,605,256	313,646,770
Palantir Technologies, Inc. (a)	168,135	2,518,662
Palo Alto Networks, Inc. (a)	95,343	23,196,952
RingCentral, Inc. (a)	51,129	1,581,420
Salesforce, Inc. (a)	1,415,193	313,408,642
Samsara, Inc. (a)	119,054	3,257,317
SentinelOne, Inc. (a)(d)	93,714	1,558,464
ServiceNow, Inc. (a)	254,617	149,926,128
Stripe, Inc. Class B (a)(b)(c)	38,500	714,560
UiPath, Inc. Class A (a)(d)	1,814,465	28,686,692
Workday, Inc. Class A (a)	68,094	16,648,983
Zoom Video Communications, Inc. Class A (a)	274,300	19,483,529
Zscaler, Inc. (a)	98,241	15,330,508
		2,220,875,877
Technology Hardware, Storage & Peripherals - 9.3%
Apple, Inc.	7,430,839	1,396,031,723
Pure Storage, Inc. Class A (a)	5,122,598	187,435,861
Samsung Electronics Co. Ltd.	97,855	4,941,071
		1,588,408,655
TOTAL INFORMATION TECHNOLOGY		7,246,508,896
MATERIALS - 0.7%
Chemicals - 0.3%
Albemarle Corp. (d)	50,808	10,096,058
CF Industries Holdings, Inc.	75,647	5,830,114
Corteva, Inc.	398,816	20,144,196
The Mosaic Co.	378,594	14,708,377
		50,778,745
Containers & Packaging - 0.0%
Sealed Air Corp.	92,429	3,425,419
Metals & Mining - 0.4%
Barrick Gold Corp. (Canada) (d)	440,020	7,131,763
Freeport-McMoRan, Inc.	1,577,198	62,945,972
		70,077,735
TOTAL MATERIALS		124,281,899
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	105,965	19,213,574
Equinix, Inc.	9,022	7,049,610
		26,263,184
Real Estate Management & Development - 0.1%
Zillow Group, Inc. Class A (a)	203,229	10,348,421
TOTAL REAL ESTATE		36,611,605
UTILITIES - 0.0%
Electric Utilities - 0.0%
ORSTED A/S (e)	90,974	5,857,036
TOTAL COMMON STOCKS (Cost $12,459,549,880)		16,934,457,404

Preferred Stocks - 1.2%
	Shares	Value ($)
Convertible Preferred Stocks - 1.2%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	49,039	11,087,228
Reddit, Inc.:
Series E(a)(b)(c)	4,501	160,911
Series F(a)(b)(c)	88,486	3,163,375
		14,411,514
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	22,348	14,973
Series C(a)(b)(c)	87,936	140,698
Series D(a)(b)(c)	219,600	553,392
		709,063
Broadline Retail - 0.1%
Meesho Series F (a)(b)(c)	66,982	5,251,389

Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	1,400	363,090

Textiles, Apparel & Luxury Goods - 0.0%
Freenome, Inc.:
Series C(a)(b)(c)	141,369	1,099,851
Series D(a)(b)(c)	125,665	1,026,683
Laronde, Inc. Series B (a)(b)(c)	81,282	1,180,215
		3,306,749
TOTAL CONSUMER DISCRETIONARY		9,630,291

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	19,907	1,575,042
Series H(a)(b)(c)	20,720	1,639,366
Instacart, Inc.:
Series H(a)(b)(c)	12,458	540,179
Series I(a)(b)(c)	6,009	260,550
		4,015,137
Food Products - 0.0%
AgBiome LLC Series D (a)(b)(c)	511,821	1,499,636
Bowery Farming, Inc. Series C1 (a)(b)(c)	27,155	135,503
		1,635,139
TOTAL CONSUMER STAPLES		5,650,276

FINANCIALS - 0.1%
Financial Services - 0.1%
Kartos Therapeutics, Inc. Series C (b)(c)	472,772	2,672,580
Paragon Biosciences Emalex Capital, Inc.:
Series C(a)(b)(c)	109,967	1,186,544
Series D1(b)(c)	190,900	2,065,538
Series D2(b)(c)	15,557	159,304
Saluda Medical, Inc.:
Series D(b)(c)	154,870	1,802,687
Series E(b)(c)	287,593	2,329,503
		10,216,156
HEALTH CARE - 0.5%
Biotechnology - 0.4%
Aeglea BioTherapeutics, Inc. Series A (b)	5,400	2,949,750
Altos Labs, Inc. Series B (a)(b)(c)	124,464	2,383,486
Ankyra Therapeutics Series B (a)(b)(c)	329,325	1,373,285
Asimov, Inc. Series B (a)(b)(c)	19,920	913,133
Bright Peak Therapeutics AG Series B (a)(b)(c)	282,257	739,513
Caris Life Sciences, Inc. Series D (a)(b)(c)	258,638	1,246,635
Castle Creek Biosciences, Inc.:
Series D1(a)(b)(c)	4,476	871,253
Series D2(a)(b)(c)	1,254	215,337
Cleerly, Inc. Series C (a)(b)(c)	294,888	3,417,752
Deep Genomics, Inc. Series C (a)(b)(c)	155,443	1,534,222
Dianthus Therapeutics, Inc. Series A (a)(b)(c)	333,765	1,401,813
Element Biosciences, Inc.:
Series B(a)(b)(c)	125,057	1,749,547
Series C(a)(b)(c)	114,255	1,598,427
ElevateBio LLC Series C (a)(b)(c)	247,600	1,032,492
Fog Pharmaceuticals, Inc. Series D (b)(c)	272,597	2,960,403
Generate Biomedicines:
Series B(a)(b)(c)	191,856	2,273,494
Series C(b)(c)	105,751	1,253,149
Genesis Therapeutics, Inc. Series B (b)(c)	583,881	2,982,231
Inscripta, Inc.:
Series D(a)(b)(c)	277,957	1,059,016
Series E(a)(b)(c)	215,182	819,843
Korro Bio, Inc.:
Series B1(a)(b)(c)	379,289	944,430
Series B2(a)(b)(c)	356,095	886,677
LifeMine Therapeutics, Inc. Series C (a)(b)(c)	1,759,782	2,921,238
National Resilience, Inc.:
Series B(a)(b)(c)	182,315	11,071,990
Series C(a)(b)(c)	74,748	4,539,446
Odyssey Therapeutics, Inc. Series B (b)(c)	458,024	2,899,292
Quell Therapeutics Ltd. Series B (a)(b)(c)	822,639	1,505,429
Rapport Therapeutics, Inc. Series B (b)(c)	1,743,823	2,924,862
SalioGen Therapeutics, Inc. Series B (a)(b)(c)	14,028	937,491
Sonoma Biotherapeutics, Inc.:
Series B(a)(b)(c)	587,934	1,663,853
Series B1(a)(b)(c)	313,559	997,118
T-Knife Therapeutics, Inc. Series B (a)(b)(c)	241,456	886,144
Treeline Biosciences:
Series A(a)(b)(c)	283,817	2,213,773
Series A1(b)(c)	151,334	1,209,159
		68,375,683
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (a)(b)(c)	145,007	6,931,335
Kardium, Inc. Series D6 (a)(b)(c)	1,087,032	1,076,162
		8,007,497
Health Care Providers & Services - 0.0%
Boundless Bio, Inc.:
Series B(a)(b)(c)	756,226	680,603
Series C(b)(c)	1,833,120	1,283,184
Conformal Medical, Inc.:
Series C(a)(b)(c)	140,186	614,015
Series D(b)(c)	153,658	777,509
Scorpion Therapeutics, Inc. Series B (a)(b)(c)	260,848	404,314
		3,759,625
Health Care Technology - 0.0%
Aledade, Inc.:
Series B1(a)(b)(c)	26,096	1,307,932
Series E1(a)(b)(c)	21,357	1,070,413
DNA Script:
Series B(a)(b)(c)	6	3,788
Series C(a)(b)(c)	2,549	1,609,427
Omada Health, Inc. Series E (a)(b)(c)	636,551	2,208,832
PrognomIQ, Inc.:
Series A5(a)(b)(c)	37,950	62,618
Series B(a)(b)(c)	196,968	458,935
Series C(a)(b)(c)	65,704	174,773
Wugen, Inc. Series B (a)(b)(c)	121,894	608,251
		7,504,969
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series C (a)(b)(c)	582	123,046
Galvanize Therapeutics Series B (a)(b)(c)	1,125,997	1,756,555
		1,879,601
TOTAL HEALTH CARE		89,527,375

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series N (a)(b)(c)	19,900	16,119,000

Construction & Engineering - 0.0%
Beta Technologies, Inc.:
Series A(a)(b)(c)	10,545	1,194,643
Series B, 6.00%(a)(b)(c)	20,919	2,551,281
		3,745,924
TOTAL INDUSTRIALS		19,864,924

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. Series E (a)(b)(c)	754,820	634,049
Menlo Micro, Inc. Series C (a)(b)(c)	993,699	983,762
		1,617,811
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (a)(b)(c)	43,034	838,733
Astera Labs, Inc.:
Series A(a)(b)(c)	80,597	764,060
Series B(a)(b)(c)	13,723	130,094
Series C(a)(b)(c)	372,400	3,530,352
Series D(a)(b)(c)	273,573	2,593,472
GaN Systems, Inc.:
Series F1(a)(b)(c)	63,044	697,897
Series F2(a)(b)(c)	33,289	368,509
Retym, Inc. Series C (b)(c)	202,380	1,568,445
SiMa.ai:
Series B(a)(b)(c)	299,482	1,847,804
Series B1(a)(b)(c)	167,848	1,208,506
Xsight Labs Ltd. Series D (a)(b)(c)	122,201	702,656
		14,250,528
Software - 0.1%
ASAPP, Inc. Series D (b)(c)	612,736	1,501,203
Bolt Technology OU Series E (a)(b)(c)	17,815	2,299,965
Databricks, Inc.:
Series G(a)(b)(c)	37,815	2,779,403
Series H(a)(b)(c)	56,085	4,122,248
Evozyne LLC Series A (a)(b)(c)	78,000	1,057,680
Skyryse, Inc. Series B (a)(b)(c)	117,653	2,715,431
Stripe, Inc. Series H (a)(b)(c)	14,400	267,264
Tenstorrent, Inc. Series C1 (a)(b)(c)	16,900	939,302
		15,682,496
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc. Series C (b)(c)	136,712	2,244,811

TOTAL INFORMATION TECHNOLOGY		33,795,646

MATERIALS - 0.1%
Chemicals - 0.0%
Farmers Business Network, Inc. Series G (a)(b)(c)	42,859	1,035,473

Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	301,038	10,006,503

TOTAL MATERIALS		11,041,976

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials:
Series C(a)(b)(c)	20,469	977,190
Series D(b)(c)	7,960	380,010
		1,357,200
TOTAL CONVERTIBLE PREFERRED STOCKS		195,495,358
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Waymo LLC Series A2 (a)(b)(c)	6,592	395,981

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series E (a)(b)(c)	127,757	2,748,053

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,144,034
TOTAL PREFERRED STOCKS (Cost $197,295,836)		198,639,392

Convertible Bonds - 0.0%
	Principal Amount (h)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (b)(c)	310,600	364,675
4% 6/12/27 (b)(c)	82,200	96,511
4.5% 10/27/25 (b)(c)(i)	2,076,728	2,084,204
		2,545,390
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Blink Health LLC 5% 1/15/24 (b)(c)	2,000,000	2,245,200
TOTAL CONVERTIBLE BONDS (Cost $4,469,528)		4,790,590

Preferred Securities - 0.0%
	Principal Amount (h)	Value ($)
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (b)(c)(j)	1,541,987	1,503,437
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (b)(c)(j)	1,477,665	1,818,563
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(j)	940,000	878,900
TOTAL INFORMATION TECHNOLOGY		2,697,463
TOTAL PREFERRED SECURITIES (Cost $3,959,652)		4,200,900

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.44% (k)(l) (Cost $246,184,780)	246,160,164	246,184,780

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $12,911,459,676)	17,388,273,066
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(209,022,985)
NET ASSETS - 100.0%	17,179,250,081

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $277,638,840 or 1.6% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,535,806 or 0.3% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	1/19/21	10,058,642

Aeglea BioTherapeutics, Inc. Series A	6/22/23	1,571,832

AgBiome LLC Series D	9/03/21	3,033,967

Aledade, Inc. Series B1	5/07/21	999,234

Aledade, Inc. Series E1	5/20/22	1,063,886

Alif Semiconductor Series C	3/08/22	873,527

Altos Labs, Inc. Series B	7/22/22	2,383,286

Ankyra Therapeutics Series B	8/26/21	1,854,693

ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series D	8/29/23	2,366,080

Asimov, Inc. Series B	10/29/21	1,846,200

Astera Labs, Inc. Series A	5/17/22	819,631

Astera Labs, Inc. Series B	5/17/22	139,556

Astera Labs, Inc. Series C	8/24/21	1,251,934

Astera Labs, Inc. Series D	5/17/22	2,782,101

Beta Technologies, Inc. Series A	4/09/21	772,632

Beta Technologies, Inc. Series B, 6.00%	4/04/22	2,158,213

Blink Health LLC Series A1	12/30/20	1,786,125

Blink Health LLC Series C	11/07/19 - 7/14/21	5,535,788

Blink Health LLC 5% 1/15/24	7/15/22	2,000,000

Bolt Technology OU Series E	1/03/22	4,628,275

Boundless Bio, Inc. Series B	4/23/21	1,020,905

Boundless Bio, Inc. Series C	4/05/23	1,283,184

Bowery Farming, Inc. Series C1	5/18/21	1,636,070

Bright Peak Therapeutics AG Series B	5/14/21	1,102,496

ByteDance Ltd. Series E1	11/18/20	5,373,408

Caris Life Sciences, Inc.	10/06/22	2,031,630

Caris Life Sciences, Inc. Series D	5/11/21	2,094,968

Castle Creek Biosciences, Inc. Series D1	4/19/22	962,474

Castle Creek Biosciences, Inc. Series D2	6/28/21	215,100

Castle Creek Pharmaceutical Holdings, Inc. Series C	12/09/19	239,697

Circle Internet Financial Ltd. Series E	5/11/21	2,073,500

Cleerly, Inc. Series C	7/08/22	3,473,958

Conformal Medical, Inc. Series C	7/24/20	514,071

Conformal Medical, Inc. Series D	5/26/23	780,530

Databricks, Inc. Series G	2/01/21	2,235,722

Databricks, Inc. Series H	8/31/21	4,121,358

Deep Genomics, Inc. Series C	7/21/21	2,254,110

Diamond Foundry, Inc. Series C	3/15/21	7,224,912

Dianthus Therapeutics, Inc. Series A	4/06/22	1,450,710

Discord, Inc. Series I	9/15/21	770,874

DNA Script	12/17/21	443,611

DNA Script Series B	12/17/21	4,804

DNA Script Series C	10/01/21	2,217,248

Dragonfly Therapeutics, Inc.	12/19/19	830,209

Element Biosciences, Inc. Series B	12/13/19	655,374

Element Biosciences, Inc. Series C	6/21/21	2,348,706

ElevateBio LLC Series C	3/09/21	1,038,682

Enevate Corp. Series E	1/29/21	836,858

Epic Games, Inc.	7/13/20 - 7/30/20	2,875,000

Evelo Biosciences, Inc.	7/07/23	480,207

Evozyne LLC Series A	4/09/21	1,752,660

Fanatics, Inc. Class A	8/13/20 - 10/24/22	7,298,410

Farmers Business Network, Inc. Series G	9/15/21	2,664,021

Fog Pharmaceuticals, Inc. Series D	11/17/22	2,933,989

Freenome, Inc. Series C	8/14/20	934,916

Freenome, Inc. Series D	11/22/21	947,803

Galvanize Therapeutics Series B	3/29/22	1,949,422

GaN Systems, Inc. Series F1	11/30/21	534,613

GaN Systems, Inc. Series F2	11/30/21	282,291

GaN Systems, Inc. 0%	11/30/21	1,477,665

Generate Biomedicines Series B	11/02/21	2,273,494

Generate Biomedicines Series C	6/05/23	1,253,149

Genesis Therapeutics, Inc. Series B	8/10/23	2,982,231

GoBrands, Inc. Series G	3/02/21	4,971,122

GoBrands, Inc. Series H	7/22/21	8,049,525

Inscripta, Inc. Series D	11/13/20	1,270,263

Inscripta, Inc. Series E	3/30/21	1,900,057

Instacart, Inc. Series H	11/13/20	747,480

Instacart, Inc. Series I	2/26/21	751,125

Kardium, Inc. Series D6	12/30/20	1,104,251

Kardium, Inc. 0%	12/30/20	1,541,987

Kartos Therapeutics, Inc. Series C	8/22/23	2,672,580

Korro Bio, Inc. Series B1	12/17/21	989,944

Korro Bio, Inc. Series B2	12/17/21	989,944

Laronde, Inc. Series B	8/13/21	2,275,896

LifeMine Therapeutics, Inc. Series C	2/15/22	3,583,954

Lightmatter, Inc. Series C	5/19/23	2,249,842

Meesho Series F	9/21/21	5,135,664

Menlo Micro, Inc. Series C	2/09/22	1,317,148

National Resilience, Inc. Series B	12/01/20	2,490,423

National Resilience, Inc. Series C	6/28/21	3,319,559

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	310,600

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	82,200

Neutron Holdings, Inc. 4.5% 10/27/25	10/29/21 - 4/27/23	2,076,728

Odyssey Therapeutics, Inc. Series B	9/30/22	2,892,806

Omada Health, Inc. Series E	12/22/21	3,816,251

Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	1,176,647

Paragon Biosciences Emalex Capital, Inc. Series D1	10/21/22	2,067,447

Paragon Biosciences Emalex Capital, Inc. Series D2	5/18/22	134,101

PrognomIQ, Inc. Series A5	8/20/20	22,922

PrognomIQ, Inc. Series B	9/11/20	450,094

PrognomIQ, Inc. Series C	2/16/22	201,054

Quell Therapeutics Ltd. Series B	11/24/21	1,554,788

Rad Power Bikes, Inc.	1/21/21	826,883

Rad Power Bikes, Inc. Series A	1/21/21	107,803

Rad Power Bikes, Inc. Series C	1/21/21	424,189

Rad Power Bikes, Inc. Series D	9/17/21	2,104,602

Rapport Therapeutics, Inc. Series B	8/11/23	2,924,862

Reddit, Inc. Series E	5/18/21	191,176

Reddit, Inc. Series F	8/11/21	5,467,939

Redwood Materials Series C	5/28/21	970,302

Redwood Materials Series D	6/02/23	379,977

Retym, Inc. Series C	5/17/23 - 6/20/23	1,574,880

SalioGen Therapeutics, Inc. Series B	12/10/21	1,485,060

Saluda Medical, Inc. warrants 1/20/27	1/20/22	0

Saluda Medical, Inc. Series D	1/20/22	1,975,505

Saluda Medical, Inc. Series E	4/06/23	2,321,968

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Scorpion Therapeutics, Inc. Series B	1/08/21	631,103

SiMa.ai Series B	5/10/21	1,535,564

SiMa.ai Series B1	4/25/22 - 10/17/22	1,190,194

Skyhawk Therapeutics, Inc.	5/21/21	2,094,864

Skyryse, Inc. Series B	10/21/21	2,903,673

Sonoma Biotherapeutics, Inc. Series B	7/26/21	1,161,934

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	929,546

Space Exploration Technologies Corp. Class A	2/16/21 - 5/24/22	21,637,941

Space Exploration Technologies Corp. Series N	8/04/20	5,373,000

SpringWorks Therapeutics, Inc.	9/07/22	2,962,539

Stripe, Inc. Class B	5/18/21	1,544,943

Stripe, Inc. Series H	3/15/21	577,800

T-Knife Therapeutics, Inc. Series B	6/30/21	1,392,911

Tango Therapeutics, Inc.	8/09/23	855,271

Tenstorrent, Inc. Series C1	4/23/21	1,004,778

Tenstorrent, Inc. 0%	4/23/21	940,000

The Beauty Health Co.	12/08/20	4,286,430

The Oncology Institute, Inc.	6/28/21	4,467,880

Treeline Biosciences Series A	7/30/21 - 10/27/22	2,221,578

Treeline Biosciences Series A1	10/27/22	1,303,031

Waymo LLC Series A2	5/08/20	566,037

Wugen, Inc. Series B	7/09/21	945,276

Xsight Labs Ltd. Series D	2/16/21	977,119

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.4%	22,944,514	935,342,229	958,286,743	2,046,729	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.4%	347,584,554	1,218,051,657	1,319,451,431	1,007,884	-	-	246,184,780	0.9%
Total	370,529,068	2,153,393,886	2,277,738,174	3,054,613	-	-	246,184,780

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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